Investment Objectives and Goals	Apr. 30, 2026
LHA Market State™ Tactical Beta ETF
Prospectus [Line Items]
Risk/Return [Heading]	LHA Market State™ Tactical Beta ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The LHA Market State™ Tactical Beta ETF (the “Tactical Beta ETF” or the “Fund”) seeks long-term out-performance relative to the large-capitalization U.S. equity market.
LHA Market State™ Tactical Q ETF
Prospectus [Line Items]
Risk/Return [Heading]	LHA Market State™ Tactical Q ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The LHA Market State™ Tactical Q ETF (the “Tactical Q ETF” or the “Fund”) seeks long-term out-performance relative to the large-capitalization U.S. growth equity market.
LHA Risk-Managed Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	LHA Risk-Managed Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The LHA Risk-Managed Income ETF (the “Risk-Managed Income ETF” or the “Fund”) seeks current income and capital preservation.